UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund: MLP & Strategic Equity Fund Inc.

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, MLP & Strategic Equity Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1 – Schedule of Investments

MLP & Strategic Equity Fund Inc.

Schedule of Investments as of July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Master Limited Partnerships & MLP Affiliates	Units Held	Value
Energy Equipment & Services - 0.6%	Exterran Partners LP	65,416	$1,138,238

Gas Utilities - 6.5%	Amerigas Partners LP	110,500	3,964,740
	Spectra Energy Partners LP	241,526	5,410,183
	Suburban Propane Partners LP	63,506	2,850,784

			12,225,707

Oil, Gas & Consumable Fuels - 90.9%	Alliance Resource Partners LP	70,946	2,520,002
	Atlas Energy Resources LLC	125,286	2,877,819
	Boardwalk Pipeline Partners LP	305,504	7,341,261
	Buckeye Partners LP	186,313	8,546,177
	Copano Energy LLC Common Units	197,734	3,582,940
	DCP Midstream Partners LP	96,682	2,409,316
	Duncan Energy Partners LP	197,420	3,666,090
	EV Energy Partner LP	31,390	681,477
	El Paso Pipeline Partners LP	386,050	7,493,231
	Enbridge Energy Management LLC (a)(b)	128,062	5,612,957
	Enbridge Energy Partners LP	93,419	4,356,128
	Energy Transfer Equity LP	228,657	6,681,358
	Energy Transfer Partners LP	103,373	4,768,596
	Enterprise Products Partners LP	388,525	10,917,553
	Genesis Energy LP	181,164	2,721,083
	Holly Energy Partners LP	74,770	2,725,367
	Inergy LP	107,056	3,221,315
	Kinder Morgan Management LLC (a)(b)	222,248	10,441,217
	Magellan Midstream Holdings LP	81,060	1,831,956
	Magellan Midstream Partners LP	184,803	7,133,396
	Natural Resource Partners LP	125,612	2,945,601
	Nustar Energy LP	143,449	8,066,137
	Nustar GP Holdings LLC	11,100	288,933
	ONEOK Partners LP	162,093	8,261,880
	OSG America LP	58,055	489,984
	Pioneer Southwest Energy Partners LP	58,113	1,113,445
	Plains All American Pipeline LP	235,149	11,371,806
	Quicksilver Gas Services LP	81,661	1,144,071
	Regency Energy Partners LP	278,213	4,924,370
	Sunoco Logistics Partners LP	131,870	7,810,660
	TC PipeLines LP	119,397	4,304,262
	TEPPCO Partners LP	274,394	9,381,531
	Teekay LNG Partners LP	94,863	2,105,010
	Transmontaigne Partners LP	56,976	1,475,678
	Western Gas Partners LP	190,620	3,234,821
	Williams Partners LP	180,850	4,022,104
	Williams Pipeline Partners LP	114,951	2,146,135

			172,615,667

	Total Master Limited Partnerships & MLP Affiliates (Cost - $179,912,541) - 98.0%		185,979,612

MLP & Strategic Equity Fund Inc.

Schedule of Investments as of July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares Held	Value
SSgA Prime Money Market Fund, 0.26% (c)	2,560,739	$2,560,739

Total Short-Term Securities (Cost - $2,560,739) - 1.3%		2,560,739

Total Investments (Cost - $182,473,280*) - 99.3%		188,540,351
Other Assets Less Liabilities - 0.7%		1,294,678

Net Assets - 100.0%		$189,835,029

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$177,602,028

Gross unrealized appreciation	$18,050,870
Gross unrealized depreciation	(7,112,547)

Net unrealized appreciation	$10,938,323

(a)	Non-income producing security.
(b)	Represents a payment-in-kind security, which may pay dividends in additional units.
(c)	Represents the current yield as of July 31, 2009.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$188,540,351
Level 2	—
Level 3	—

Total	$188,540,351

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of MLP & Strategic Equity Fund Inc.

Date:	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of MLP & Strategic Equity Fund Inc.

Date:	September 21, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of MLP & Strategic Equity Fund Inc.

Date:	September 21, 2009